Stock Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
intrinsic value			$ 70,000
Stock based compensation expense related to the employee options	$ 2,160	$ 3,657	9,007	$ 10,982
Stock based compensation expense related to the non-employee options	0	$ 1,671	0	$ 6,682
Stock options amounted	$ 3,598		$ 3,598
Weighted-average period term			5 months 1 day